Organization and Business Operations (Details Textual) (USD $)	4 Months Ended		12 Months Ended	16 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012
Proceeds from issuance of Sponsor Warrants	$ 0	$ 0		$ 3,125,000
Payments To Principal Deposited In Trust Account	0	0		80,237,500
Investment Maturity Term			180 days
Public Issue Shares Percentage			15.00%
Assets Held In Trust Percentage			80.00%
Minimum Net Tangible Assets Required To Maintain			$ 5,000,001
Business Acquisition Date Of Completion			Apr. 20, 2013
Distribution Of Interest Earned On Trust Account			less up to $50,000